Summary of Significant Accounting Policies (Details Narrative) - USD ($)		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Class of Warrant or Right [Line Items]
Federally insured limits	$ 144,989,552
Accounts held	24,430,101
Cash equivalents money market treasury funds	25,002,553
Restricted cash	149,885,332
Convertible note payable	145,239,552
Derivative security	4,645,780
Accounts receivable	$ 45,000
Interest rate	9.00%
Cash Equivalents, at Carrying Value	$ 25,002,553	15,300,000
Working capital deficiency		77,300,000
Intangible asset amortization expense		$ 1,200,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	12,500,000
Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	$ 352,500